BETTER 10K - SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
21. Subsequent Events
The Company evaluated subsequent events from the date of the condensed consolidated balance sheets of September 30, 2023 through the date of the release of financial statements, and has determined that, there have been no subsequent events that require recognition or disclosure in the condensed consolidated financial statements, except as described in Note 1, Note 6, Note 10, Note 12 and as follows:
Nasdaq Delisting Notice—On October 12, 2023, the Company received a letter from the listing qualifications staff (the “Staff”) of Nasdaq notifying the Company that it is not in compliance with the minimum bid price requirement set forth in Nasdaq Listing Rule 5450(a)(1) (the “Bid Price Rule”) for continued listing. The Bid Price Rule requires listed securities to maintain a minimum bid price of $1.00 per share, and Nasdaq Listing Rule 5810(c)(3)(A) (the “Compliance Period Rule”) provides that a failure to meet the minimum bid price requirement exists if the deficiency continues for a period of 30 consecutive business days. The Notice has no immediate effect on the listing of the Company’s Class A common stock, par value $0.0001 per share (the “Common Stock”), which continues to trade on The Nasdaq Global Market under the symbol “BETR.”
In accordance with the Compliance Period Rule, the Company has 180 calendar days to regain compliance. If the Company does not regain compliance during this 180-day period, then the Company may be eligible to transfer to The Nasdaq Capital Market and the Staff may grant the Company a second 180 calendar day period to regain compliance pursuant to the Compliance Period Rule, provided the Company meets the continued listing requirement for market value of publicly held shares and all other initial listing standards for The Nasdaq Capital Market, with the exception of the bid price requirement. In addition, the Company would be required to notify Nasdaq of its intent to cure the minimum bid price deficiency during the second compliance period by effecting a reverse stock split if necessary.
The Company will continue to monitor the closing bid price of its Common Stock and seek to regain compliance with all applicable Nasdaq requirements within the allotted compliance periods.
22. SUBSEQUENT EVENTS
The Company evaluated subsequent events from the date of the consolidated balance sheets of December 31, 2022 through May 11, 2023, the date the consolidated financial statements were issued, and has determined that, there have been no subsequent events that require recognition or disclosure in the consolidated financial statements, except as described in Note 1, Note 5, Note 11, Note 12, Note 13, and as follows:
Amended Corporate Line of Credit—In February 2023, the Company entered into a loan and security agreement (the “2023 Credit Facility”) with Clear Spring Life and Annuity Company, an entity affiliated with the previous agent and acting as an agent for such lenders (together the “Lender”) to amend the existing 2021 Credit Facility. Subsequent to year end, the Company paid down $20.0 million leaving $126.4 million owed in principal balance on the facility. The terms of the 2023 Credit Facility grant relief from the acceleration of payments under minimum revenue triggers from the 2021 Credit Facility. The 2023 Credit Facility splits the principal balance into two tranches, tranche “AB” in the amount of $99.9 million and tranche “C” in the amount of $26.5 million. Tranche
AB is backed by assets that the Company has pledged, mainly loans held for sale that the Company fully owns while tranche C is unsecured debt. Tranche AB has a fixed interest rate of 8.5% and tranche C has a variable interest rate based on the SOFR reference rate for a one-month tenor plus 9.5%. Tranche AB will be repaid with proceeds from sales of pledged assets. Tranche C will be repaid starting in June 2023, $5.0 million per month if the Company obtains commitments to raise $250.0 million in equity or debt by that same date or $200.0 million by June 2024. If the Company does not obtain commitments to raise equity or debt at such dates, the repayment amount will be $12.5 million per month for tranche C. The maturity date of the 2023 Credit Facility will be the earlier of 45 days after the Merger is consummated or in the event that the Merger is not consummated shall be March 25, 2027.
Lease Amendment and Reassignment—In February 2023, the Company entered into a lease amendment with a landlord to surrender an office floor and reassign the lease to a third party. The Company had a lease liability of $13.0 million related to the office space and as part of the amendment the Company paid $4.7 million in cash to the third party. The amendment relieves the Company of the primary obligation under the original lease and as such is considered a termination of the original lease.
Acquisition regulatory approval—In March 2023, the Company obtained regulatory approval from the financial control authorities in the U.K. to close on its acquisition of a banking entity in the U.K. The acquisition is for a total consideration of approximately $15.2 million. The Company subsequently closed on the acquisition on April 1, 2023.